Power Dividend Mid-Cap Index Fund

Class	A:	DMCAX
Class	C:	DMCCX
Class	I:	DMCIX

Power Floating Rate Index Fund

Class	A:	FLOAX
Class	C:	FLOCX
Class	I:	FLOTX

(each a series of Northern Lights Fund Trust)

Supplement dated May 16, 2018

to the Prospectus and Statement of Additional Information dated September 25, 2017

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Effective June 1, 2018, the Power Dividend Mid-Cap Index Fund and Power Floating Rate Index Fund will discontinue the redemption fee on Fund shares redeemed within 30 days of purchase. Accordingly, all references to a redemption fee are hereby deleted and the fee tables are revised as follows:

Power Dividend Mid-Cap Index Fund

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee (as a % of amount redeemed within 30 days)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Shareholder Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses (1)	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	1.95%	2.70%	1.70%
(1)	Based on estimated amounts for the current fiscal year.

(intentionally left blank)

Power Floating Rate Index Fund

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee (as a % of amount redeemed within 30 days)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses (1)	0.70%	0.70%	0.70%
Acquired Fund Fees and Expenses (1) (2)	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses	2.28%	3.03%	2.03%
(1)	Based on estimated amounts for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

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This Supplement, and the Fund’s Prospectus and Statement of Additional Information dated September 25, 2017 each provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling Shareholder Services at 1-877-7-PWRINC.

Please retain this Supplement for future reference.